INVESTMENTS - EQUITY SECURITIES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Unrealized holding gains (losses) on equity securities	$ 420	$ (87)	$ 387	$ 323	$ 234	$ 157
Equity Securities, FV-NI, Unrealized Gain					$ 100	$ 100